Shareholder Report	6 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Exchange Listed Funds Trust
Entity Central Index Key	0001547950
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000248559
Shareholder Report [Line Items]
Fund Name	Bancreek International Large Cap ETF
Trading Symbol	BCIL
Security Exchange Name	NYSEArca
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	883-442-3223
Additional Information Website	https://bancreeketfs.com/investor-materials
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.80%
AssetsNet	$ 15,899,588
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 99,804
InvestmentCompanyPortfolioTurnover	143.00%
C000247101
Shareholder Report [Line Items]
Fund Name	Bancreek U.S. Large Cap ETF
Trading Symbol	BCUS
Security Exchange Name	NYSEArca
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	833-442-3223
Additional Information Website	https://bancreeketfs.com/investor-materials
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bancreek U.S. Large Cap ETF	$34	0.70%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.70%
AssetsNet	$ 83,917,563
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 314,731
InvestmentCompanyPortfolioTurnover	136.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$83,917,563
Number of Portfolio Holdings	30
Total Advisory Fee Paid	$314,731
Portfolio Turnover Rate	136%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Health Care	2.7%
Energy	2.8%
Communications	3.0%
Materials	6.7%
Consumer Discretionary	9.5%
Financials	14.6%
Technology	25.6%
Industrials	34.7%

Top 10 Holdings (% of net assets)

Broadcom, Inc.	4.5%
Trane Technologies PLC	4.3%
WW Grainger, Inc.	4.2%
Motorola Solutions, Inc.	4.2%
Gartner, Inc.	4.2%
Mueller Industries, Inc.	4.0%
O'Reilly Automotive, Inc.	4.0%
Parker-Hannifin Corporation	3.9%
Apple, Inc.	3.9%
Reliance, Inc.	3.9%